INTANGIBLE ASSETS - Narratives (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 1,060	$ 899	$ 1,054
Trademarks | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	5 years
Management contracts | Bottom of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	11 years
Management contracts | Top of range
Disclosure of detailed information about intangible assets [line items]
Useful life (in years)	16 years
U.K and Ireland Short Stay | Trademarks
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 969	893
European Hostels | Trademark assets and management contracts
Disclosure of detailed information about intangible assets [line items]
Intangible assets	$ 84	$ 0